Financial Instruments-risk management (Narrative) (Details)			1 Months Ended		12 Months Ended
	Oct. 08, 2021 USD ($)	Oct. 07, 2021 USD ($)	Apr. 30, 2021 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) item customer	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 COP ($)	May 31, 2021 USD ($)	May 31, 2021 COP ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 GBP (£)
Disclosure Of Financial Instruments Risk management [Line items]
Foreign exchange gain (loss)					$ 5,049,000	$ (13,008,000)	$ (2,446,000)
Percentage Of Debt Maturing In Five Years Or Less					97.00%
Repayments of borrowings, classified as financing activities					$ 274,934,000	3,575,000	$ 9,790,000
Notional amount										$ 9,388,000	$ 35,000,000,000
Borrowings, interest rate										1.60%	1.60%
Borrowings					$ 674,092,000	$ 784,586,000
Gearing Ratio					112.00%	123.00%
Banco Santander [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Borrowings					$ 2,319,000	$ 3,736,000
2024 Notes [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Repayments of borrowings, classified as financing activities			$ 255,000,000
2027 Notes [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Notional amount			$ 150,000,000
Percentage of price of borrowings			101.875%
Yield			5.117%
2027 Notes [Member] | Issuance of Notes [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Notional amount				$ 350,000,000
Borrowings, interest rate				5.50%
Percentage of price of borrowings				99.285%
Yield				5.625%
Amerisur Resources Limited [Member] | Cash flow hedges [member]
Disclosure Of Financial Instruments Risk management [Line items]
Notional amount | £													£ 241,682,496
Colombian subsidiary [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Notional amount		$ 20,000,000						$ 9,973,000
Borrowings, interest rate		4.50%						5.38%	5.38%
Commitment fee percent		1.95%
Colombian subsidiary [Member] | Colombian Peso [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Notional amount									$ 37,653,000,000
Local Customers [Member] | Neuquen Basin [Member] | Argentina [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue					3.00%
Percentage Of Entity's Production Sold To Customer Type					72.00%
Export Traders [Member] | Argentina [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage Of Entity's Production Sold To Customer Type					9.00%
Major Refineries [Member] | Neuquen Basin [Member] | Argentina [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue					1.00%
Percentage Of Entity's Production Sold To Customer Type					19.00%
Local Customers and Petrobras Brazil [Member] | Maximum | Brazil [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue						1.00%	1.00%
Shell Western Supply And Trading Limited [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Prepaid future oil sales	$ 15,000,000
Period of access to future oil sales	12 months
Fixed interest rate [member] | 2024 Notes [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Borrowings, interest rate					6.50%
Fixed interest rate [member] | 2027 Notes [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Borrowings, interest rate					5.50%
Ifrs Scenario Plan [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Price Decrease Additional Percentage Against Actual Price					10.00%	10.00%	10.00%
Price fluctuation gain (loss)					$ 17,899,000	$ 21,014,000	$ 38,340,000
Currency risk [member] | Argentine Peso [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Percentage Against Dollar					22.00%	41.00%	59.00%
Currency risk [member] | Chilean Peso [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Percentage Against Dollar					19.00%		8.00%
Currency Revaluation Percentage Against Dollar						5.00%
Currency risk [member] | Colombian Peso [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Percentage Against Dollar					16.00%	5.00%	1.00%
Currency risk [member] | Brazilian Real [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Percentage Against Dollar					7.00%	29.00%	17.00%
Foreign exchange gain (loss)					$ (498,000)	$ (4,205,000)	$ (664,000)
Currency risk [member] | Ifrs Scenario Plan [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Additional Percentage Against Dollar					10.00%	10.00%	10.00%
Foreign exchange gain (loss)					$ 9,070,000	$ 9,057,000	$ 645,000
Currency risk [member] | Ifrs Scenario Plan [Member] | Brazilian Real [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Additional Percentage Against Dollar					10.00%	10.00%	10.00%
Foreign exchange gain (loss)					$ 780,000	$ 909,000	$ 927,000
Liquidity risk [member]
Disclosure Of Financial Instruments Risk management [Line items]
Cash					$ 100,604,000
Percentage Of Debt Maturing In Five Years Or Less					97.00%
Barrels of oil equivalent per day in production at year end | item					39,300
Liquidity risk [member] | Trafigura [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Available credit line												$ 75,000,000
Interest Rate Risk [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Borrowings					$ 2,319,000
Percentage of borrowings bearing variable interest rate					0.30%
Interest Rate Risk [Member] | Fixed interest rate [member] | 2024 Notes [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Borrowings					$ 170,000,000
Interest Rate Risk [Member] | Fixed interest rate [member] | 2027 Notes [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Borrowings					$ 500,000,000
Credit Risk [Member] | Minimum
Disclosure Of Financial Instruments Risk management [Line items]
Gearing Ratio					60.00%	60.00%	60.00%
Credit Risk [Member] | Maximum
Disclosure Of Financial Instruments Risk management [Line items]
Gearing Ratio					80.00%	80.00%	80.00%
Credit Risk [Member] | ENAP [Member] | Chile [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue					1.00%	1.00%	2.00%
Credit Risk [Member] | Methanex Chile SpA [Member] | Chile [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue					2.00%	4.00%	3.00%
Credit Risk [Member] | Petrobras Brazil [Member] | Brazil [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue					3.00%	3.00%	4.00%
Credit Risk [Member] | Grupo Albanesi [Member] | Argentina [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue					1.00%
Credit Risk [Member] | Three Clients [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue					89.00%	83.00%
Credit Risk [Member] | Three Clients [Member] | Colombian subsidiary [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Concentration risk, number of customers | customer					3
Percentage of entity's revenue					99.00%	98.00%